Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000245159 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000245159 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000245159 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000245159 | Apple
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000245159 | Hilton Domestic Operating
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000245159 | Yum! Brands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000245159 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000245159 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000245159 | TransDigm
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000245159 | Applied Systems
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000245159 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000245159 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000245159 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000245159 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000245159 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000245159 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000245159 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000245160 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000245160 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000245160 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000245160 | Apple
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000245160 | Hilton Domestic Operating
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000245160 | Yum! Brands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000245160 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000245160 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000245160 | TransDigm
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000245160 | Applied Systems
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000245160 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000245160 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000245160 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000245160 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000245160 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000245160 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000245160 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.70%